CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Revenues:
Revenues	¥ 28,997,548	$ 4,204,249	¥ 30,554,359	¥ 29,707,215
Operating costs and expenses:
Cost of revenues (including related party amounts of RMB1,111,729, RMB1,239,044 and RMB886,042 (US$128,463) for the years ended December 31, 2020, 2021 and 2022, respectively)	(22,319,315)	(3,235,996)	(27,513,497)	(27,884,395)
Selling, general and administrative (including related party amounts of RMB5,045, RMB24,343 and RMB69,842 (US$10,126) for the years ended December 31, 2020,2021 and 2022, respectively)	(3,466,579)	(502,607)	(4,725,142)	(5,187,835)
Research and development (including related party amounts of RMB7,412, nil and RMB3,953 (US$573) for the years ended December 31, 2020, 2021 and 2022, respectively)	(1,899,233)	(275,363)	(2,794,927)	(2,675,494)
Total operating costs and expenses	(27,685,127)	(4,013,966)	(35,033,566)	(35,747,724)
Operating (loss)/income	1,312,421	190,283	(4,479,207)	(6,040,509)
Other income/(expenses):
Interest income (including related party amounts of RMB1,247, nil and nil for the years ended December 31, 2020, 2021 and 2022, respectively)	69,577	10,088	118,615	157,477
Interest expenses	(715,081)	(103,677)	(1,349,544)	(1,066,320)
Foreign exchange gain/(loss), net	(167,857)	(24,337)	54,555	43,274
Share of losses from equity method investments	(213,409)	(30,941)	(446,323)	(224,489)
Others, net	(319,427)	(46,313)	89,916	146,690
Total other expenses, net	(1,346,197)	(195,180)	(1,532,781)	(943,368)
(Loss)/Income before income taxes	(33,776)	(4,897)	(6,011,988)	(6,983,877)
Income tax expense	(84,000)	(12,179)	(96,545)	(23,276)
Net loss	(117,776)	(17,076)	(6,108,533)	(7,007,153)
Less: Net income attributable to noncontrolling interests	18,436	2,673	61,051	31,208
Net loss attributable to iQIYI, Inc.	(136,212)	(19,749)	(6,169,584)	(7,038,361)
Accretion of redeemable noncontrolling interests	0	0	(20,336)	(7,087)
Net loss attributable to ordinary shareholders	(136,212)	(19,749)	(6,189,920)	(7,045,448)
Other comprehensive income/(loss):
Foreign currency translation adjustments	(844,725)	(122,474)	168,079	433,497
Unrealized losses on available-for-sale debt securities	(21,091)	(3,058)	(2,851)	(98)
Total other comprehensive income/(loss), net of tax	(865,816)	(125,532)	165,228	433,399
Comprehensive loss	(983,592)	(142,608)	(5,943,305)	(6,573,754)
Less: Comprehensive income attributable to noncontrolling interests	23,106	3,350	59,957	28,645
Comprehensive loss attributable to iQIYI, Inc.	¥ (1,006,698)	$ (145,958)	¥ (6,003,262)	¥ (6,602,399)
Class A and Class B ordinary share
Net loss per ordinary share:
Basic | (per share)	¥ (0.02)	$ (0.00)	¥ (1.11)	¥ (1.36)
Diluted | (per share)	¥ (0.02)	$ (0.00)	¥ (1.11)	¥ (1.36)
Shares used in net loss per Class A and Class B ordinary share computation:
Basic	5,988,021,425	5,988,021,425	5,570,736,706	5,176,180,057
Diluted	5,988,021,425	5,988,021,425	5,570,736,706	5,176,180,057
American Depositary Shares
Net loss per ordinary share:
Basic | (per share)	¥ (0.16)	$ (0.02)	¥ (7.77)	¥ (9.52)
Diluted | (per share)	¥ (0.16)	$ (0.02)	¥ (7.77)	¥ (9.52)
Membership services
Revenues:
Revenues	¥ 17,710,830	$ 2,567,829	¥ 16,713,664	¥ 16,491,030
Online advertising services
Revenues:
Revenues	5,331,697	773,023	7,066,751	6,822,115
Content distribution
Revenues:
Revenues	2,469,771	358,083	2,855,602	2,660,074
Others
Revenues:
Revenues	¥ 3,485,250	$ 505,314	¥ 3,918,342	¥ 3,733,996